UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177581
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 519	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
December 16, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
☑	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated December 16, 2013
to the following prospectus(es):
Nationwide DestinationSM [L] 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts issued on or after ________, 2014, or the date of state approval (whichever is later), the following optional benefits will be available for Contract Owners to elect:
•	Nationwide Lifetime Income Capture Option
•	Joint Option for the Nationwide Lifetime Income Capture Option
•	Nationwide Lifetime Income Track Option
•	Joint Option for the Nationwide Lifetime Income Track Option
In addition, for contracts issued on or after ________, 2014, or the date of state approval (whichever is later), the charge for the Combination Enhanced Death Benefit Option will be equal to an annualized rate of 0.65% of the Daily Net Assets.
As a result, the following changes apply to the prospectus:
(1)	The following definitions in the "Glossary of Special Terms" are deleted in their entirety and replaced with the following:
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, early withdrawals (if applicable), excess withdrawals, reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Non-Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
(2)	The following terms are added to the "Glossary of Special Terms":
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner's age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.

Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.
(3)	The "Contract Expenses" section is deleted in its entirety and replaced with the following:
Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one)
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option Charge	0.35%
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit Option Charge	0.65% [4]
Total Variable Account Charges (including this option only)	2.40%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets5)	0.35%
Total Variable Account Charges (including this option only)	2.10%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base6) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [7]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [8]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [9]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [10]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [11]

Recurring Contract Expenses
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [12]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [13]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [13]
Maximum Possible Total Variable Account Charges	4.65% [14]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The transaction amount is the amount of the transfer determined to be engaged in short-term trading (see Short-Term Trading Fees).
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	For contracts issued on or after ________, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before ________, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.
[5]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[6]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[7]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base.
[8]	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
[9]	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[10]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[11]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
[12]	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[13]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[14]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
(4)	The following new provisions are added to the "Synopsis of the Contracts" section:

Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. For contracts issued before ________, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Capture option will also be available for election for 90 days as described in the Nationwide Lifetime Income Capture Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. For contracts issued before ________, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days as described in the Nationwide Lifetime Income Track Option section. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit

Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
Early withdrawals and withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
(5)	The bullet point addressing the Combination Enhanced Death Benefit Option in the "Death Benefit Options" subsection of the "Synopsis of the Contracts" section is deleted in its entirety and replaced with the following:
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
(6)	The following sentence is added at the end of the first paragraph of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section of the "Synopsis of the Contracts":
The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.
(7)	The first paragraph of the "Combination Enhanced Death Benefit Option" subsection in the "Death Benefit Options" section of "Optional Contract Benefits, Charges, and Deductions" and the first paragraph of the "Combination Enhanced Death Benefit Option" subsection of the "Death Benefit Calculations" section are deleted in their entirety and replaced with the following:
For contracts issued on or after ________, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before ________, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
(8)	The following new provisions are added to the "Optional Contract Benefits, Charges, and Deductions" section:

Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	7% Nationwide Lifetime Income Rider - designed for consumers at or near retirement who generally have a conservative risk tolerance and seek certainty of guaranteed lifetime income
•	Nationwide Lifetime Income Capture - designed for consumers with longer time horizons to invest and who generally have a moderate risk tolerance to grow assets and provide for guaranteed lifetime income
•	Nationwide Lifetime Income Track - a lower cost option designed for consumers with longer time horizons to invest and who generally have a moderate to aggressive risk tolerance to grow assets and provide for guaranteed lifetime income
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
For contracts issued before ________, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Capture option will also be available for election for 90 days. For contracts that elected the 7% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Capture option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base for the Nationwide Lifetime Income Capture option will be equal to the Contract Value of the contract on the date of election. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected. The Joint Option for the Nationwide Lifetime Income Capture option is not available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election.
Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract.

Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted.
Dollar Cost Averaging programs for the Nationwide Lifetime Income Capture option are not available. Allocation to the Fixed Account is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
The Roll-up Interest Rate is calculated by adding the Defined Rate, an amount determined by Nationwide, and the Variable Rate, the rate of return (the nominal interest rate) of the specified index. Currently, the Defined Rate is 3.00%. The Variable Rate is the rate of return (the nominal interest rate) of the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. The Roll-up Interest Rate will not be less than 4.00% or greater than 10.00%.
The Variable Rate used in determining the Roll-up Interest Rate depends upon the date of election of the Nationwide Lifetime Income Capture option, and is calculated as follows:
(1)	If elected before the 15th calendar day of the month: Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Nationwide Lifetime Income Capture option is elected to calculate the Roll-up Interest Rate for the first Option Year (e.g. if the Nationwide Lifetime Income Capture option is elected on July 10th, then Nationwide will use the Variable Rate for May). Thereafter, the Variable Rate for the month that is two months prior to the month in which the Option Anniversary falls is used to calculate the Roll-up Interest Rate for each subsequent Option Year; or
(2)	If elected on or after the 15th calendar day of the month: Nationwide will use the Variable Rate for the month prior to the month in which the Nationwide Lifetime Income Capture option is elected to calculate the Roll-up Interest Rate for the first Option Year (e.g. if the Nationwide Lifetime Income Capture option is elected on July 17th, then Nationwide will use the Variable Rate for June). Thereafter, the Variable Rate for the month prior to the month in which the Option Anniversary falls is used to calculate the Roll-up Interest Rate for each subsequent Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed. If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.

Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(i)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus

(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.

See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.

Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity or due to an automatic reset (both discussed later in this provision), submits additional purchase payments, or based upon the Attained Age Income Benefit Base calculation (discussed later in this provision). As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following table:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
45 through 59½	X.XX%
59½ through 64	X.XX%
65 through 74	X.XX%
75 through 80	X.XX%
81 and older	X.XX%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;

(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary as indicated in the following table:
Contract Owner's Age (on the Option Anniversary)	Attained Age Lifetime Withdrawal Percentage
45 through 59½	X.XX%
59½ through 64	X.XX%
65 through 74	X.XX%
75 through 80	X.XX%
81 and older	X.XX%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.
The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current price or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current price or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current price or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Capture option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Capture option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Capture option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the Nationwide Lifetime Income Capture option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Capture option.

Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
For contracts issued before ________, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Capture option will also be available for election for 90 days for contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Capture option must be elected at the time of election of the Nationwide Lifetime Income Capture option. The Joint Option for the Nationwide Lifetime Income Capture option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
45 through 59½	X.XX%
59½ through 64	X.XX%
65 through 74	X.XX%
75 through 80	X.XX%
81 and older	X.XX%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
If the Contract Owner elects the Joint Option, Nationwide will also reduce the Attained Age Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option as follows:
Contract Owner's Age (on the Capture Anniversary)	Attained Age Lifetime Withdrawal Percentage
45 through 59½	X.XX%
59½ through 64	X.XX%
65 through 74	X.XX%
75 through 80	X.XX%
81 and older	X.XX%
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and

(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
For contracts issued before ________, 2014, or the date of state approval (whichever is later), the Nationwide Lifetime Income Track option will also be available for election for 90 days. For contracts that elected the 7% Nationwide Lifetime Income Rider, election of the Nationwide Lifetime Income Track option is only available within the 90-day period if such election is prior to the first Lifetime Withdrawal. A prorated charge for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit

Base for the Nationwide Lifetime Income Track option will be equal to the Contract Value of the contract on the date of election. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:

(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	4.00%
65 through 74	4.50%
75 through 80	5.00%
81 and older	5.50%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	4.50%
65 through 74	5.00%
75 through 80	5.50%
81 and older	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner's individual financial situation and needs.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current price or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current price or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the annual Lifetime Withdrawal Amount until the death of the Contract Owner (or, if the Joint Option is elected, until the death of the spouse);
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the Nationwide Lifetime Income Track option. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.

Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the annual Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the Nationwide Lifetime Income Track option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier (which may result in a higher Annual Benefit Multiplier and a larger benefit under this option). If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the Nationwide Lifetime Income Track option is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Early or excess withdrawals that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
In addition, where permitted under state law, the Nationwide Lifetime Income Track option will automatically terminate if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), except as follows:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable trust, a change to the Contract Owner's spouse during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their registered representative to determine how the changes impact the benefit associated with the Nationwide Lifetime Income Track option.
Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
Effective ________, 2014, or the date of state approval (whichever is later), the Joint Option for the Nationwide Lifetime Income Track option will also be available for election for 90 days for contracts issued before that date that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that previously elected the Joint Option for the 7% Nationwide Lifetime Income Rider, the Joint Option for the Nationwide Lifetime Income Track option must be elected at the time of election of the Nationwide Lifetime Income Track option. The Joint Option for the Nationwide Lifetime Income Track option is not available for election for contracts that did not previously elect the Joint Option for the 7% Nationwide Lifetime Income Rider. If applicable, a prorated charge for the Joint Option for the 7% Nationwide Lifetime Income Rider will be deducted upon its removal. Age requirements for parties to the contract for the Nationwide Lifetime Income Track option and Joint Option for the Nationwide Lifetime Income Track option must be satisfied at the time of election.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	3.75%
65 through 74	4.25%
75 through 80	4.75%
81 and older	5.25%

If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner's Age (at time of first Lifetime Withdrawal)	Lifetime Withdrawal Percentage
59½ through 64	4.25%
65 through 74	4.75%
75 through 80	5.25%
81 and older	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
(9)	The following sentence is added at the end of the first paragraph of the "Availability" subsection of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option) " section in "Optional Contract Benefits, Charges, and Deductions":
The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Capture option or Nationwide Lifetime Income Track option is elected.

(10)	The following new provisions are added to the "Income Benefit Investment Options" section:
Following is a list of the investment options that are permitted when Nationwide Lifetime Income Capture is elected. Only the investment options shown are available for election.
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
Following is a list of the investment options that are permitted when Nationwide Lifetime Income Track is elected. Only the investment options shown are available for election.
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
(11)	All references in the following sections to the 7% Nationwide Lifetime Income Rider are revised to also include reference to the Nationwide Lifetime Income Capture option and the Nationwide Lifetime Income Track option, unless otherwise indicated:
•	"Dollar Limit Restrictions" subsection of the "Synopsis of the Contracts" section (Note: $50,000 per calendar year limit does not apply to the Nationwide Lifetime Income Capture option);
•	"The Variable Account and Underlying Mutual Funds" subsection of the "Investing in the Contract" section;
•	"Contingent Deferred Sales Charge" subsection of the "Standard Charges and Deductions" section;
•	"Contract Owner" subsection of the "Ownership and Interests in the Contract" section;
•	"Partial Withdrawals" subsection and the "Full Surrenders" subsection of the "Surrender/Withdrawal Prior to Annuitization" section;
•	"Assignment" section;
•	"Dollar Cost Averaging for Living Benefits" subsection, the "Custom Portfolio Asset Rebalancing" subsection, and the "Static Asset Allocation Model" subsection of the "Contract Owner Services" section (Note: not available for the Nationwide Lifetime Income Capture option);
•	"Annuity Commencement Date" section;
•	"Annuitization Date" subsection of the "Annuitizing the Contract" section;
•	"Appendix C: Contract Types and Tax Information"

(12)	The following new appendix is added to the prospectus:
Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:
3.a)	Adjusted Current Income Benefit Base:

	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner's Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:

1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Incorporation by Reference
The prospectus supplements dated October 3, 2013; October 1, 2013; August 15, 2013; August 2, 2013; June 14, 2013; and May 9, 2013; and the prospectus, except as modified by this supplement, that was effective May 1, 2013, previously filed with the Commission under SEC file No. 333-177581, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM [L] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	1,966
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	911
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	43,906
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	13,815
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.112232	1.12%	249,351
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	44,931
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	4,286
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	6,795
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	17,360
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	99,513

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	1,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	1,633
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	14,766
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	19,900
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	42,746
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	13,166
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	7,321
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	11,113
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	3,748
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	33,334
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	10,347
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	1,211
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	596
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	2,637
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	5,079

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	24,438
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	15,836
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	21,636
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	20,317
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	153
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	3,730
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	8,236
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	18,832
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	10,564
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	6,743
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	909,005
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	890,956
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	17,354
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	42,898
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	1,153,051

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	10,937
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	9,742
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	6,701
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	3,518
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	5,023
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	1,312,007
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	1,817
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	215,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	516,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	15,788
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	341,876
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	86,046
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	1,085
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	3,407
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	6,059
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	2,393

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	2,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	2,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	794,851
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	9,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	178,281
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	202,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	379
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	181,776
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	4,600
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	1,483
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	85,871
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	26,828
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	4,903
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	5,493
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	4,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	6,215

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	1,336
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	1,781
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	211
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	1,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	673
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	6,451
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	3,324
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	21,590
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	16,390
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.142390	1.42%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.278741	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	5,076
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	2,529
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	976
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	6,040

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	892
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	81,366
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	233,987
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	10,771
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	754
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	2,128

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.629588	22.800524	16.15%	3,171
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.109592	1.10%	277
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.472357	14.184631	5.29%	13,687
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.447730	15.324475	13.96%	9,192
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.108911	1.09%	30,483
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.221543	13.176970	7.82%	26,874
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.106417	22.816722	13.48%	4,413
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.499648	16.416157	13.22%	834
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.689093	16.941897	7.99%	13,772
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.693642	12.793112	9.40%	18,818
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.669522	12.936935	10.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.369757	12.839946	12.93%	869
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.300242	15.711387	2.69%	390
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.291310	16.401790	14.77%	8,748
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.448071	16.205978	12.17%	8,601
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.945119	13.403317	3.54%	18,049

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.506390	25.279972	12.32%	3,465
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.337011	12.207635	18.10%	3,352
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.453388	12.650361	10.45%	21,965
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.108351	23.340627	16.07%	3,349
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.755911	9.901081	13.08%	1,125
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.525114	17.514227	12.81%	3,622
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.178016	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.934918	9.989832	11.81%	4,915
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.956550	13.173078	20.23%	3,397
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.914927	-0.85%	3,433
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.449652	13.378593	16.85%	25,644
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.767691	7.68%	5,165
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.023807	0.24%	2,059
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.917674	20.544547	21.44%	13,559
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.915766	-0.84%	386
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.060546	28.918947	10.97%	241

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.183068	1.83%	4,979
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.122926	18.318495	13.62%	5,231
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	7,184
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.040233	10.084994	11.56%	4,688
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.541825	15.195144	12.21%	1,209
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.820076	11.141370	13.46%	175,479
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.995134	11.315634	2.91%	158,079
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.726901	11.643199	19.70%	2,203
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.046835	10.413584	15.11%	30,590
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.924459	9.095307	14.78%	216,731
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.014944	14.637426	12.47%	1,663
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.393787	16.676857	15.86%	763
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.476887	8.564913	14.55%	7,694
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.016009	9.846058	9.21%	4,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.295902	9.447642	13.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.700454	10.562844	8.89%	87,533

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.101244	10.140761	11.42%	12,199
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.419919	10.982338	5.40%	24,138
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.405547	10.362445	10.17%	127,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.769858	9.852628	12.35%	14,939
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.967594	10.754332	7.89%	170,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.373008	11.985097	5.38%	7,524
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.332403	12.952001	5.02%	526
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.542088	18.962524	14.63%	23,980
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.572529	12.703573	1.04%	3,716
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.746396	7.621717	12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.347534	8.515928	15.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.760488	17.909927	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	99,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	1,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.358508	12.744055	3.12%	16,510
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.332048	15.571226	8.65%	21,907

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.291798	17.056007	11.54%	3,480
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.511552	14.312546	5.93%	11,370
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.090219	15.198751	16.11%	366
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.977903	23.010003	15.18%	3,178
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.765449	9.574509	-1.96%	14,979
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.325004	14.664939	10.06%	4,119
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.976413	9.034304	13.26%	9,092
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.593441	9.853345	14.66%	4,116
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.544698	9.729903	13.87%	1,739
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	7,311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.931698	10.039569	12.40%	3,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.585454	10.934308	14.07%	3,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.574086	15.051287	10.88%	1,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.949634	22.351848	17.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.445249	20.838481	12.97%	727
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.362918	14.915989	11.62%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.424859	10.680542	13.32%	7,159
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.280398	10.434583	1.50%	9,363
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.518399	13.502774	17.23%	3,877
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.139064	1.39%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.257731	2.58%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.275369	2.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.511895	14.838079	18.59%	5,291
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.959700	15.960199	14.33%	1,263
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.379189	22.357865	15.37%	666
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.577812	5.78%	16,288
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.338602	12.730338	3.17%	757
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.136275	11.546390	3.68%	37,465
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.960299	10.693354	7.36%	65,166
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	7,208
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	2,052
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.898983	15.757536	5.76%	1,416

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.364694	22.458355	15.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.099288	0.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.288066	13.969137	5.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.311218	15.145649	13.78%	226
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	1,898
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.835131	22.474371	13.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.303996	16.169811	13.04%	562
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.477413	16.687695	7.82%	532
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.574966	12.643856	9.23%	719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.254305	12.690069	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.144867	15.527989	2.53%	855
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.098424	16.155606	14.59%	840
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.253099	15.962768	12.00%	4,367
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.770479	13.202218	3.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.202713	24.900640	12.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.216457	12.046769	17.92%	6
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	5,807
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.837005	22.990371	15.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.367574	17.309916	12.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.167635	1.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.919009	9.956762	11.64%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.937073	13.129492	20.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.904825	-0.95%	812
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.403036	13.303702	16.67%	2,082
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.756707	7.57%	3,405
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.689381	20.236256	21.25%	447
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.905487	-0.95%	1,396
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.708882	28.484938	10.80%	2

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.172689	1.73%	2,682
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	174
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.031059	10.059319	11.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.486709	15.110100	12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	34,328
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	26,854
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	369
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	858
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	44,082
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.199541	16.426574	15.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.435009	8.503886	14.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.965523	9.775903	9.04%	1,317
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	56,833

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	6
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	5,870
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	20,913
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.349230	18.712714	14.46%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.402888	12.512938	0.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.708630	7.567435	12.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	1,163
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	67,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.191753	12.552822	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.138667	15.337575	8.48%	1,894

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.085484	16.800084	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.329259	14.097796	5.77%	4,806
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.036939	15.113690	15.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.708343	22.664722	15.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.633102	9.430266	-2.11%	1,032
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.145245	14.444925	9.89%	645
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.493214	9.723482	14.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.496867	9.660589	13.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.881687	9.968046	12.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.390907	14.825411	10.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.693871	22.016351	17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.182567	14.692112	11.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.372044	10.604401	13.15%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	359
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.136567	1.37%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.272839	2.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.365987	14.642563	18.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.771324	15.720688	14.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.117619	22.022269	15.19%	110
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	1,273
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	15,609
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	1,871
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	2,803
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.737338	15.562679	5.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.189871	22.232804	15.86%	4,029
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.092402	0.92%	8,554
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.166455	13.827122	5.02%	19,547
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.220882	15.027459	13.66%	6,310
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.104760	1.05%	14,889
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	40,185
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.656053	22.248661	13.19%	5,256
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.174868	16.007451	12.93%	15,705
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.337686	16.520104	7.71%	4,064
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.496399	12.545176	9.12%	4,659
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.472664	12.686185	10.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.177926	12.591050	12.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.042052	15.406781	2.42%	2,741
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.971141	15.993367	14.47%	2,148
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.124403	15.802459	11.88%	6,588
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.655223	13.069669	3.27%	21,726

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.002291	24.650595	12.04%	3,267
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.136764	11.940558	17.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	12,281
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.657896	22.759468	15.78%	962
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	35,509
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.263302	17.174872	12.52%	38,621
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.160719	1.61%	6,140
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.908419	9.934761	11.52%	802
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.924093	13.100487	19.92%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.898072	-1.02%	1,137
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.372019	13.253920	16.55%	32,328
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.749390	7.49%	142,751
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.006763	0.07%	3,209
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.538740	20.033088	21.13%	1,574
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.898641	-1.01%	2,586
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.476788	28.198864	10.68%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.165760	1.66%	441
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.761758	17.862377	13.33%	12,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	8,766
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.024919	10.042183	11.27%	5,215
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.450060	15.053604	11.92%	1,416
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	191,828
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	132,944
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	9,121
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	10,934
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	164,624
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	5,728
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.071359	16.261624	15.57%	1,462
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.407212	8.463422	14.26%	6,617
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	7,245
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	1,637
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	199,443

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	1,002
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	92,155
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	230,268
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	41,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	153,558
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.267148	11.843194	5.11%	17,076
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	782
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.221747	18.547779	14.34%	2,895
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.290923	12.387283	0.78%	35,055
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.683524	7.531388	12.69%	529
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	2,687
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.407437	17.463989	13.35%	2,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	97,271
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	1,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.081680	12.426751	2.86%	60,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.011054	15.183567	8.37%	61,760

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.949262	16.631340	11.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.208920	13.956215	5.66%	20,976
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.001498	15.057173	15.81%	252
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.530446	22.437147	14.88%	1,916
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.545762	9.335189	-2.21%	26,137
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.026591	14.299888	9.77%	22,121
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.902091	8.927250	12.97%	894
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.426951	9.637744	14.37%	2,310
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.465103	9.614618	13.58%	2,203
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	4,100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.848477	9.920609	12.12%	819
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	580
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.269999	14.676513	10.60%	981
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.525111	21.795270	17.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.032036	20.319595	12.69%	309
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.063558	14.544570	11.34%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.336965	10.553881	13.03%	21,675
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	35,588
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	1,983
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.134893	1.35%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.253519	2.54%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.271155	2.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.269560	14.513513	18.29%	2,471
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.647025	15.562853	14.04%	7,739
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.945064	21.801155	15.08%	588
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.559837	5.60%	28,840
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	5,905
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	65,087
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.943457	10.647977	7.09%	103,911
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	3,507
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	30,021
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.630387	15.433916	5.49%	1,786

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.016442	22.009292	15.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.085525	0.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.045835	13.686406	4.91%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.131046	14.910049	13.55%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.103095	1.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.105642	13.005302	7.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.478398	22.024979	13.07%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.046796	15.846549	12.81%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.199128	16.354082	7.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.418286	12.447178	9.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.394733	12.587099	10.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.101991	12.492711	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.939807	15.286370	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.844855	15.832562	14.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.996775	15.643611	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.540861	12.938291	3.17%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.803479	24.402823	11.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.057640	11.835219	17.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.223660	12.352259	10.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.480253	22.530691	15.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.641912	9.737205	12.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.159661	17.040771	12.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.153788	1.54%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.897825	9.912776	11.41%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.911116	13.071535	19.80%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.891327	-1.09%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.341055	13.204300	16.43%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.389240	19.831652	21.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.246530	27.915345	10.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.619350	17.682848	13.21%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.246878	11.605534	13.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.018805	10.025097	11.16%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.413445	14.997245	11.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.623060	10.878792	13.05%	3,033
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.774671	11.049063	2.55%	2,987
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.531758	11.368798	19.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.865280	10.168096	14.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.793253	8.912717	14.36%	3,815
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.708581	14.241726	12.06%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.944169	16.098128	15.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.379479	8.423100	14.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.898556	9.683031	8.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.187826	9.291209	13.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.574146	10.388000	8.50%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.982727	9.972903	11.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.284299	10.800604	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.283067	10.190928	9.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.655633	9.689509	11.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.837830	10.576351	7.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.225019	11.786815	5.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.171912	12.737701	4.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.095099	18.384110	14.22%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.179887	12.262795	0.68%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.658488	7.495499	12.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.200089	8.315198	15.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.268197	17.288425	13.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.120454	12.952442	6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.730542	13.960620	9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.972516	12.301846	2.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.884408	15.030908	8.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.814165	16.464155	11.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.089553	13.815906	5.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.966115	15.000801	15.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.353925	22.211558	14.77%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.459122	9.240975	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.908919	14.156194	9.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.872503	8.884716	12.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.361143	9.552682	14.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.433406	9.568821	13.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.863867	9.034083	14.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.815361	9.873347	12.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.460613	10.753292	13.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.150073	14.528970	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.357664	21.576135	17.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.869057	20.115307	12.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.945487	14.398350	11.22%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.301977	10.503576	12.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.146606	10.261925	1.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.409125	13.326827	16.81%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.133230	1.33%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.251832	2.52%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.269462	2.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.173795	14.385473	18.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.523659	15.406366	13.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.773867	21.582024	14.96%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.221538	12.564421	2.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.030626	11.395900	3.31%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.936712	10.629848	6.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.296020	14.456733	27.98%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.524156	15.306144	5.38%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.588944	21.459344	15.44%	43
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.068317	0.68%	5,625
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.748550	13.340205	4.64%	4,909
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.908774	14.620076	13.26%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.098926	0.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.023275	12.883684	7.16%	7,786
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.040545	21.474692	12.78%	44
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.731020	15.450609	12.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.857461	15.945460	7.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.225020	12.205107	8.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.201851	12.342309	10.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.913993	12.249652	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.686787	14.988926	2.06%	62
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.533599	15.436922	14.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.682083	15.252692	11.48%	13,178
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.258973	12.615011	2.90%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.313396	23.793129	11.63%	167
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.862121	11.575396	17.37%	80
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.061898	12.143009	9.77%	27,387
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.042266	21.967646	15.36%	226
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.561124	9.621442	12.39%	886
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.903090	16.709392	12.12%	2,999
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.136466	1.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.871331	9.857902	11.12%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.878675	12.999241	19.49%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.874439	-1.26%	1,168
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.263878	13.080810	16.13%	15,516
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.723743	7.24%	21,420
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.020816	19.336156	20.69%	2,691
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.678978	27.217783	10.29%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.141492	1.41%	5,104
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.268221	17.241002	12.92%	6,889
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.203372	11.526613	12.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.003473	9.982389	10.87%	13,601
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.322188	14.857003	11.52%	253
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.484316	10.694457	12.76%	15,498
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.619417	10.861918	2.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.394355	11.176181	18.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.737424	9.995760	14.40%	4,833
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.700587	8.784156	14.07%	2,190
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.493484	13.964770	11.78%	15,157
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.630653	15.695825	15.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.310415	8.322867	13.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.815334	9.567855	8.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.111270	9.180730	13.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.484681	10.264545	8.22%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.898775	9.854361	10.74%	2,172
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.188217	10.672242	4.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.196320	10.069798	9.50%	13,401
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.574731	9.574326	11.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.745905	10.450646	7.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.120167	11.646760	4.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.058234	12.586370	4.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.782293	17.980583	13.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.906138	11.956428	0.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.596234	7.406374	12.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.096218	8.174218	15.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.924933	16.856410	12.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.037977	12.831316	6.59%	2,042
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.643935	13.830086	9.38%	1,545
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.703416	11.994497	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.572366	14.655419	7.98%	1,446

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.481183	16.052812	10.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.795373	13.470774	5.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.877914	14.860568	15.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.918860	21.656579	14.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.245579	9.009187	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.618776	13.802520	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.798884	8.779059	12.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.198586	9.342946	13.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.354559	9.455041	13.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.790317	8.926637	14.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.732915	9.755918	11.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.372148	10.625415	13.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.854435	14.165904	10.20%	260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.944994	21.037040	17.23%	184
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.467384	19.612714	12.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.654456	14.038553	10.94%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.214927	10.378588	12.63%	2,219
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.051801	10.139962	0.88%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.331470	13.202184	16.51%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.129050	1.29%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.247605	2.48%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.265225	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.937196	14.069724	17.86%	451
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.219623	15.021393	13.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.351799	21.042720	14.66%	5,190
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.534639	5.35%	36,254
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.138362	12.446898	2.54%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.955543	11.289295	3.05%	26,595
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.919841	10.584565	6.70%	11,334
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.248058	14.358445	27.65%	7,565
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.558322	-4.42%	869
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.261374	14.990650	5.11%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177581) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177581) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm."
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.

(19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm."
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177581) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 1,171 and 819 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 17, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on October 17, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact